Subordinated liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes Subordinated Liabilities [Abstract]
Balance at beginning of year	R$ 9,885,607	R$ 519,230	R$ 466,246
Payments	(9,885,607)	(544,566)	0
Interest (Note 33)	0	25,336	52,984
Transfers (Note 20)	0	9,885,608	0
Balance at end of year	R$ 0	R$ 9,885,607	R$ 519,230